Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of short and long term investments [Abstract]
Schedule short-term investments measured at fair value through profit or loss

	Weighted average rate p.a.		December 31,
Description		Maturity	2023	2022

TAP Bond	7.5%	Sep-26	780,312	733,043
			780,312	733,043